Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 204,012	Taxes	UNITED STATES	UNITED STATES	U.S. Federal Government [Member]	UNITED STATES	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 2
	599	Royalties	UNITED STATES	UNITED STATES	U.S. Bureau of Land Management [Member]	UNITED STATES	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 3
	25	Fees	UNITED STATES	UNITED STATES	U.S. Bureau of Land Management [Member]	UNITED STATES	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 4
	130	Fees	UNITED STATES	UNITED STATES	U.S. Army Corp of Engineers [Member]	UNITED STATES	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 5
	1,146	Taxes	CANADA	snj:CA-BC	Canadian Federal Government [Member]	British Columbia [Member]	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 6
	204	Taxes	CANADA	snj:CA-BC	Port McNeill Municipal Government [Member]	British Columbia [Member]	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 7
	49	Fees	CANADA	snj:CA-BC	British Columbia Provincial Government [Member]	British Columbia [Member]	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 8
	541	Taxes	HONDURAS	snj:HN-CR	Honduran Central Government [Member]	Puerto Cortes [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 9
	616	Fees	HONDURAS	snj:HN-CR	Honduran Central Government [Member]	Puerto Cortes [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 10
	28	Prod. Entitlements	HONDURAS	snj:HN-CR	Honduran Central Government [Member]	Puerto Cortes [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 11
	117	Taxes	HONDURAS	snj:HN-CR	Municipality of Puerto Cortes [Member]	Puerto Cortes [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 12
	931	Taxes	MEXICO	snj:MX-ROO	Mexican Federal Government [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 13
	456	Fees	MEXICO	snj:MX-ROO	Mexican Federal Government [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 14
	1,112	Prod. Entitlements	MEXICO	snj:MX-ROO	Mexican Federal Government [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 15
	60	Comm. Social Resp.	MEXICO	snj:MX-ROO	Mexican Federal Government [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 16
	250	Taxes	MEXICO	snj:MX-ROO	Municipality of Playa del Carmen [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 17
	283	Taxes	MEXICO	snj:MX-ROO	Municipality of Cozumel [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 18
	$ 226	Prod. Entitlements	MEXICO	snj:MX-ROO	Municipality of Cozumel [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit